Intangible Assets - Schedule of Impairment Charge From Possible Change in Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Long-term growth rates	0.75%	1.00%
Newport
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Long-term growth rates	0.75%
Reynolds American Inc. | Reynolds Goodwill
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Increase in pre-tax discount rate by	1.60%
Reynolds American Inc. | Reynolds Goodwill | Decrease in Revenue
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Decrease in revenue by	7.20%
Reynolds American Inc. | Reynolds Goodwill | Decrease in Terminal Value Rate
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Long-term growth rates	1.40%
Reynolds American Inc. | Newport
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Increase in pre-tax discount rate by	2.50%
Reynolds American Inc. | Newport | Decrease in Revenue
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Decrease in revenue by	15.10%
Reynolds American Inc. | Newport | Decrease in Terminal Value Rate
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Long-term growth rates	5.10%
Reynolds American Inc. | Camel
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Increase in pre-tax discount rate by	2.90%
Reynolds American Inc. | Camel | Decrease in Revenue
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Decrease in revenue by	15.20%
Reynolds American Inc. | Camel | Decrease in Terminal Value Rate
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Long-term growth rates	5.60%
Imperial Tobacco Canada
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Increase in pre-tax discount rate by	14.70%
Imperial Tobacco Canada | Decrease in Revenue
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Decrease in revenue by	27.40%